CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents (Note 8)	$ 63,670	$ 65,711
Marketable securities - current (Note 9)		3
Accounts receivable - net (Note 10)	751	871
Prepaid expenses	390	547
Restricted cash (Note 8)	507	500
Other current assets (Note 11)	193	1,250
Total Current Assets	65,511	68,882
EQUITY INVESTMENTS (Note 13)		72
PROPERTY, PLANT AND EQUIPMENT, NET (Note 14)	158	7
INTANGIBLE ASSETS - NET (Note 5)	3
OTHER ASSETS
Refundable deposits	208	245
Prepaid licensing and royalty fees (Note 6)	459	1,020
Other (Note 17)	74	101
TOTAL ASSETS	66,413	70,327
CURRENT LIABILITIES
Short-term borrowings (Note 15)		2,480
Accounts payable	314	266
Accrued compensation	549	210
Accrued expenses (Note 16)	2,158	3,828
Deferred revenue	1,863	1,868
Other current liabilities	164	346
Total Current Liabilities	5,048	8,998
NONCURRENT LIABILITIES
Deferred tax liabilities (Note 21)		1,671
Total Liabilities	5,048	10,669
COMMITMENTS AND CONTINGENCIES (Note 23)
SHAREHOLDERS' EQUITY (Note 18)
Common shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares in 2016 and 2017	308,747	308,754
Accumulated deficit	(225,399)	(226,485)
Accumulated other comprehensive loss	(21,983)	(22,611)
Total GigaMedia Shareholders’ Equity	61,365	59,658
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 66,413	$ 70,327